Statements of Cash Flows (USD $)	12 Months Ended		62 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,735,856)	$ (1,952,064)	$ (4,501,968)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	10,976	11,016	25,363
Stock-based compensation	251,336	692,500	1,103,836
Accretion of debt discount	326,382	328,287	852,043
Gain on extinguishment of debt	0	0	(8,000)
Loss on extinguishment of debt	233,062	0	470,869
(Increase) decrease in prepaid expenses	8,733	(11,429)	(9,020)
Decrease in advances to related party		18,416
Increase in accounts payable and accrued liabilities	7,319	222,909	256,956
NET CASH USED IN OPERATING ACTIVITIES	(898,048)	(690,365)	(1,809,921)
CASH FLOWS FROM INVESTING ACTIVITIES
Website	0	(7,754)	(38,945)
Equipment	0	0	(4,957)
Mineral property	0	0	(350,000)
Reclamation bond	(32,232)	(92,876)	(125,108)
NET CASH USED IN INVESTING ACTIVITIES	(32,232)	(100,630)	(519,010)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank overdraft	423	0	423
Proceeds from sale of common stock	300,000	1,500,000	2,712,310
Loans from related party	0	0	16,198
Proceeds from notes payable	0	0	200,000
Payment on promissory note	0	(600,000)	(600,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	300,423	900,000	2,328,931
NET INCREASE ( DECREASE) IN CASH	(629,857)	109,005	0
CASH, BEGINNING OF PERIOD	629,857	520,852	0
CASH, END OF PERIOD	0	629,857	0
Supplemental information:
Interest paid in cash	31,250	0	31,250
Taxes paid in cash	0	0	0
Supplemental cash flow information and noncash financing activities:
Common stock payable for property	0	0	115,000
Promissory notes issued for property	0	0	2,405,500
Forgiveness of debt by former director	0	0	16,198
Common stock issued to satisfy common stock payable	867,500	1,106,410	1,973,910
Conversion of debt totalling $208,603, (including interest of $8,603) for common stock	$ 0	$ 0	$ 464,610